Share-Based Compensation (Details) - Schedule of the components of share-based compensation expense - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 6,217		$ 14,185
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	2,588		5,185
Selling, general, and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 3,629		$ 9,000